Document and Entity Information	Jan. 08, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001661460
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 08, 2025
Entity Registrant Name	Poseida Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39376
Entity Tax Identification Number	47-2846548
Entity Address, Address Line One	9390 Towne Centre Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	779-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	PSTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false